Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Restricted cash and investments	$ 1,647	$ 1,737
Current portion of net investment in finance lease	3,106	3,104
Interest receivable	161	225
Total current assets	4,914	5,066
Net investment in finance lease, less current portion	4,695	7,801
Deferred charges	54	78
Total assets	9,663	12,945
Current liabilities:
Accrued interest	191	254
Current portion of long-term debt	2,984	2,984
Other current liabilities	41	86
Total current liabilities	3,216	3,324
Long-term debt	5,970	8,954
Total liabilities	9,186	12,278
Equity:
Unclassified stock: 2 shares of $500 par value	1	1
Retained earnings	476	666
Total equity	477	667
Total liabilities and equity	$ 9,663	$ 12,945